Financial Risk Management - Summary of Undrawn Loan Commitment (Details) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Total amount of loan commitment	¥ 1,000	¥ 1,000
Undrawn loan commitment	¥ 1,000	¥ 1,000